Offerings	Dec. 10, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate aggregate initial offering price or principal amount or number of the securities of each identified class is being registered as may from time to time be issued (i) at indeterminate prices, (ii) upon conversion, exercise or exchange or upon settlement of other securities offered pursuant to this Registration Statement, and (iii) as shall be issued to prevent dilution from stock splits or stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of securities registered hereunder or that are represented by depositary shares. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of all of the registration fees and will pay it subsequently in advance or on a "pay-as-you-go" basis.